SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS [Abstract]
Equity-Settled Share-Based Payments
During the past three years, the following equity-settled share-based payments have been recognised:

	2019	2018	2017
	US$	US$	US$
Expense arising from equity-settled share-based payment transactions	(438,375)	(1,172,164)	(861,973)

Number and Weighted Average Exercise Prices of Incentive Options and Performance Rights Granted
The following table illustrates the number and weighted average exercise prices (“WAEP”) of Incentive options and Performance Rights granted as share-based payments at the beginning and end of the financial year:

	2019 Number	2019 WAEP		2018 Number	2018 WAEP		2017 Number	2017 WAEP
Outstanding at beginning of year	81,200,000	$	A0.13	58,650,000	$	A0.10	4,400,000		—
Options granted during the year	4,950,000	$	A0.22	28,650,000	$	A0.17	56,450,000	$	A0.10
Rights lapsed during the year	(1,100,000)		—	(1,100,000)		—	(2,200,000)		—
Rights converted during the year	(350,000)		—	(5,000,000)	$	A0.05	—		—
Outstanding at end of year	84,700,000	$	A0.14	81,200,000	$	A0.13	58,650,000	$	A0.10

Note:
(1)
The above number of Incentive Options granted during the 2019 year and outstanding at June 30, 2019, do not include 1,200,000 Incentive Options that were issued and allotted during the 2019 year but were not granted at June 30, 2019 on the basis that the proposed employee had not yet commenced rendering services to the Group.

Incentive Options and Performance Rights Granted
The following Incentive Options and Performance Rights were granted as share-based payments during the past three years:

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Fair Value A$
Series 1	Options	19,000,000	27-Sep-16	31-Dec-19	$0.05	$0.0360
Series 2	Options	13,000,000	27-Sep-16	31-Dec-19	$0.10	$0.0270
Series 3	Options	13,000,000	27-Sep-16	31-Dec-19	$0.15	$0.0220
Series 4	Options	1,000,000	9-Dec-16	31-Dec-19	$0.08	$0.0410
Series 5	Options	3,500,000	9-Dec-16	31-Dec-19	$0.10	$0.0370
Series 6	Options	3,500,000	9-Dec-16	31-Dec-19	$0.15	$0.0300
Series 7	Options	1,150,000	1-May-17	30-Jun-20	$0.15	$0.0400
Series 8	Options	1,150,000	1-May-17	30-Jun-20	$0.20	$0.0340
Series 9	Options	1,150,000	1-May-17	30-Jun-20	$0.25	$0.0300
Series 10	Options	6,000,000	10-Jul-17	10-Jul-20	$0.10	$0.0480
Series 11	Options	6,000,000	10-Jul-17	10-Jan-21	$0.12	$0.0470
Series 12	Options	6,000,000	10-Jul-17	10-Jul-21	$0.16	$0.0460
Series 13	Options	6,000,000	10-Jul-17	10-Jul-22	$0.24	$0.0450
Series 14	Options	150,000	13-Oct-17	30-Jun-20	$0.15	$0.1030
Series 15	Options	150,000	13-Oct-17	30-Jun-20	$0.20	$0.0910
Series 16	Options	150,000	13-Oct-17	30-Jun-20	$0.25	$0.0810
Series 17	Options	1,050,000	1-Jan-18	30-Jun-20	$0.25	$0.0910
Series 18	Options	1,050,000	1-Jan-18	31-Dec-20	$0.35	$0.0850
Series 19	Rights	150,000	1-Jan-18	31-Dec-18	$$Nil	$0.1900
Series 20	Rights	150,000	1-Jan-18	31-Dec-19	$Nil	$0.1900
Series 21	Options	100,000	26-Feb-18	30-Jun-20	$0.25	$0.0680
Series 22	Options	100,000	26-Feb-18	31-Dec-20	$0.35	$0.0630
Series 23	Options	100,000	12-Mar-18	30-Jun-20	$0.25	$0.0600
Series 24	Options	100,000	12-Mar-18	31-Dec-20	$0.35	$0.0560
Series 25	Options	500,000	7-May-18	30-Jun-20	$0.25	$0.0550
Series 26	Options	500,000	7-May-18	31-Dec-20	$0.35	$0.0510
Series 27	Rights	50,000	29-May-18	31-Dec-18	$Nil	$0.1790
Series 28	Rights	50,000	29-May-18	31-Dec-19	$Nil	$0.1790
Series 29	Options	150,000	15-Jun-18	30-Jun-20	$0.25	$0.0810
Series 30	Options	150,000	15-Jun-18	31-Dec-20	$0.35	$0.0750
Series 31	Options	375,000	13-Jul-18	30-Jun-20	$0.25	$0.0630
Series 32	Options	375,000	13-Jul-18	31-Dec-20	$0.35	$0.0590
Series 33	Options	500,000	1-Aug-18	30-Jun-20	$0.25	$0.0640
Series 34	Options	500,000	1-Aug-18	31-Dec-20	$0.35	$0.0580
Series 35	Options	1,500,000	7-May-19	30-Jun-21	$0.15	$0.0680
Series 36	Options	1,500,000	7-May-19	30-Jun-22	$0.20	$0.0680
Series 37	Options	100,000	1-Oct-18	30-Jun-20	$0.25	$0.0260
Series 38	Options	100,000	1-Oct-18	31-Dec-20	$0.35	$0.0240

Valuation Model Used for Share Options Granted
The tables below list the inputs to the valuation model used for share options and performance rights granted by the Group during the last three years:

	2019 Incentive Options		2019 Performance Rights	2018 Incentive Options		2018 Performance Rights		2017 Incentive Options		2017 Performance Rights
Fair value at grant date (weighted average)	$	A0.064	—	$	A0.051	$	A0.187	$	A0.030	—
Share price at grant date (weighted average)	$	A0.16	—	$	A0.104	$	A0.187	$	A0.064	—
Exercise price (weighted average)	$	A0.22	—	$	A0.175		—	$	A0.104	—
Expected life of options/ rights (weighted average)(1)	2.01 years		—	3.69 years		1.40 years		3.23 years		—
Risk-free interest rate (weighted average)		1.59%	—		2.11%		—		1.67%	—
Expected volatility(2)		78%	—		85.00%		—		85.00%	—
Expected dividend yield(3)		—	—		—		—		—	—

Notes:
[1]	The expected life is based on the expiry date of the options or rights.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.